Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 02, 2014 North American Business Subsequent event item	Dec. 31, 2013 North American Records and Information Management business	Dec. 31, 2012 North American Records and Information Management business	Dec. 31, 2011 North American Records and Information Management business	Dec. 31, 2013 North American Data Management Business	Dec. 31, 2012 North American Data Management Business	Dec. 31, 2011 North American Data Management Business	Dec. 31, 2013 International Business	Dec. 31, 2012 International Business	Dec. 31, 2011 International Business	Dec. 31, 2013 Corporate and Other	Dec. 31, 2012 Corporate and Other	Dec. 31, 2011 Corporate and Other
Segment information
Total Revenues	$ 768,532	$ 755,639	$ 754,721	$ 747,031	$ 758,467	$ 748,125	$ 752,165	$ 746,498	$ 3,025,923	$ 3,005,255	$ 3,014,703		$ 1,770,533	$ 1,781,599	$ 1,816,484	$ 396,519	$ 404,253	$ 404,766	$ 845,599	$ 806,692	$ 785,560	$ 13,272	$ 12,711	$ 7,893
Depreciation and Amortization									322,037	316,344	319,499		165,097	163,375	163,357	19,956	17,841	17,357	105,485	103,393	104,815	31,499	31,735	33,970
Depreciation									282,856	280,598	290,638		150,557	151,471	151,505	19,652	17,034	16,995	81,279	80,493	88,432	31,368	31,600	33,706
Amortization									39,181	35,746	28,861		14,540	11,904	11,852	304	807	362	24,206	22,900	16,383	131	135	264
Adjusted OIBDA									895,881	912,217	950,439		646,875	666,955	705,869	235,380	243,908	246,900	206,003	173,620	164,212	(192,377)	(172,266)	(166,542)
Total Assets	6,653,005				6,358,339				6,653,005	6,358,339	6,041,258		3,702,195	3,557,496	3,465,227	676,177	630,622	612,531	2,015,412	1,854,050	1,646,701	259,221	316,171	316,799
Expenditures for Segment Assets									634,586	394,689	306,104		319,419	138,837	124,210	20,678	26,243	14,869	218,903	191,360	152,064	75,586	38,249	14,961
Capital Expenditures									287,295	240,683	209,155		96,545	98,169	103,367	12,929	13,106	13,971	102,235	91,159	76,856	75,586	38,249	14,961
Cash Paid for Acquisitions, Net of Cash Acquired									317,100	125,134	75,246		205,251	21,770	4,538	6,791	6,356	898	105,058	97,008	69,810
Additions to Customer Relationship and Acquisition Costs									$ 30,191	$ 28,872	$ 21,703		$ 17,623	$ 18,898	$ 16,305	$ 958	$ 6,781		$ 11,610	$ 3,193	$ 5,398
Number of unique reportable segments the former reporting segment has been separated into												2